Revenues (Tables)	12 Months Ended
Mar. 31, 2020
Revenues
Schedule of revenue by category

	Year ended March 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Cord blood processing fees	604,502	592,123	759,493	107,261
Cord blood storage fees	325,209	385,781	451,670	63,788
Fees derived from the provision of donated cord blood for transplantation and research and others	7,057	8,850	10,297	1,454
Total revenues	936,768	986,754	1,221,460	172,503